Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities [abstract]
Summary of other liabilities

Other liabilities by type
In EUR million	2022	2021
Net defined benefit liability	139	227
Other post-employment benefits	29	72
Other staff-related liabilities	633	612
Share-based payment plan liabilities	3	4
Other taxation and social security contributions	365	409
Rents received in advance	30	19
Costs payable	2,016	2,016
Amounts to be settled	6,715	5,082
Lease liabilities	1,174	1,220
Other	2,543	3,178
	13,646	12,839